united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018
Shares		Fair Value

	COMMON STOCKS - 85.4%
	BEVERAGES - 4.1%
3,300	Constellation Brands, Inc.	$711,084
11,250	Monster Beverage Corp. *	712,912
		1,423,996
	COMMERCIAL SERVICES - 2.9%
17,275	IHS Markit Ltd. *	812,789
1,825	Verisk Analytics, Inc. *	186,497
		999,286
	COMPUTERS - 3.9%
10,250	Amdocs Ltd.	674,348
9,225	Dell Technologies, Inc. Class V *	685,325
		1,359,673
	COSMETICS/PERSONAL CARE - 0.7%
3,750	Colgate-Palmolive Co.	258,638

	DISTRIBUTION/WHOLESALE - 0.8%
1,700	Watsco, Inc.	281,129

	ELECTRIC - 24.1%
33,800	Alliant Energy Corp.	1,306,370
24,275	CMS Energy Corp.	1,030,474
9,975	Consolidated Edison, Inc.	747,028
31,525	Exelon Corp.	1,167,686
33,050	Hawaiian Electric Industries, Inc.	1,089,328
4,825	MDU Resources Group, Inc.	126,849
20,825	PG&E Corp.	855,699
25,475	Public Service Enterprise Group, Inc.	1,233,754
19,425	Southern Co.	836,441
		8,393,629
	ENTERTAINMENT - 0.7%
1,000	Madison Square Garden Co. *	244,200

	FOOD - 7.7%
10,700	Blue Buffalo Pet Products, Inc. *	428,642
9,125	Hershey Co.	896,623
15,025	Hormel Foods Corp.	487,712
975	McCormick & Co., Inc.	104,111
14,100	Pinnacle Foods, Inc.	760,836
		2,677,924
	FOOD SERVICE - 1.3%
10,725	Aramark	447,340

	GAS - 4.5%
42,975	NiSource, Inc.	994,012
13,350	UGI Corp.	575,251
		1,569,263

See accompanying notes to financial statements.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
Shares		Fair Value

	HEALTHCARE PRODUCTS - 1.8%
2,075	ABIOMED, Inc. *	$556,473
275	IDEXX Laboratories, Inc. *	51,488
		607,961
	HEALTHCARE SERVICES - 0.9%
1,825	Laboratory Corp. of America Holdings *	315,177

	HOUSEHOLD PRODUCTS - 4.4%
7,175	Clorox Co.	926,149
5,550	Kimberly-Clark Corp.	615,606
		1,541,755
	INSURANCE - 3.4%
20,400	Athene Holding Ltd. *	963,084
50	Markel Corp. *	55,600
1,025	Willis Towers Watson PLC	161,847
		1,180,531
	MINING - 6.4%
30,500	Newmont Mining Corp.	1,165,100
12,975	Royal Gold, Inc.	1,047,991
		2,213,091
	OIL & GAS - 2.8%
50,900	Centennial Resource Development, Inc. *	971,172

	PACKAGING & CONTAINERS - 1.5%
9,550	Berry Global Group, Inc. *	519,520

	PHARMACEUTICALS - 3.8%
5,125	Bristol-Myers Squibb Co.	339,275
7,425	Eli Lilly & Co.	571,873
12,175	Premier, Inc. *	403,601
		1,314,749
	RETAIL - 1.2%
4,500	Walmart, Inc.	405,045

	SOFTWARE - 2.0%
4,400	Black Knight, Inc. *	209,660
4,775	Fidelity National Information Services, Inc.	464,034
7,400	Zynga, Inc. *	25,604
		699,298
	WATER - 6.5%
15,575	American Water Works Co., Inc.	1,236,032
29,875	Aqua America, Inc.	1,021,426
		2,257,458
	TOTAL COMMON STOCKS (Cost $30,344,034)	29,680,835

See accompanying notes to financial statements.

QuantX Dynamic Beta US Equity ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018
	Shares		Fair Value

		REAL ESTATE INVESTMENT TRUSTS (REITs) - 10.2%
	43,500	Healthcare Trust of America, Inc.	$1,080,975
	81,275	Two Harbors Investment Corp.	1,193,930
	23,800	Welltower, Inc.	1,249,500
		TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $3,674,605)	3,524,405

		TOTAL INVESTMENTS - 95.6% (Cost $34,018,639) (a)	$33,205,240
		OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4%	1,531,905
		TOTAL NET ASSETS - 100.0%	$34,737,145

ETF - Exchange Traded Fund
*	Non-Income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,231,155 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$28,575
		Unrealized Depreciation:	(1,054,490)
		Net Unrealized Depreciation:	$(1,025,915)

See accompanying notes to financial statements.

QuantX Risk Managed Growth ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 90.7%
		ASSET ALLOCATION FUNDS - 77.9%
	77,748	iShares Core MSCI EAFE ETF	$5,142,253
	1,107,776	QuantX Dynamic Beta US Equity ETF *	30,933,759
	19,190	SPDR S&P 500 ETF Trust	5,212,964
			41,288,976
		DEBT FUNDS - 12.8%
	50,844	iShares 7-10 Year Treasury Bond ETF	5,194,731
	15,086	iShares Core U.S. Aggregate Bond ETF	1,610,732
			6,805,463
		TOTAL EXCHANGE TRADED FUNDS (Cost $44,330,577)	48,094,439

		TOTAL INVESTMENTS - 90.7% (Cost $44,330,577) (a)	$48,094,439
		OTHER ASSETS IN EXCESS OF LIABILITIES - 9.3%	4,924,115
		TOTAL NET ASSETS - 100.0%	$53,018,554

ETF - Exchange Traded Fund
*	Affiliated company - the Fund holds in excess of 5% of the outstanding voting securities of this company.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $44,466,799 and differs from fair value by net unrealized appreciation of securities as follows:
		Unrealized Appreciation:	$3,657,510
		Unrealized Depreciation:	(29,870)
		Net Unrealized Appreciation:	$3,627,640

See accompanying notes to financial statements.

QuantX Risk Managed Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 74.0%
		ASSET ALLOCATION FUND - 2.5%
	5,508	SPDR Bloomberg Barclays Convertible Securities ETF	$285,314

		DEBT FUNDS - 17.1%
	9,549	iShares 7-10 Year Treasury Bond ETF	975,621
	6,084	iShares JP Morgan USD Emerging Markets Bond ETF	684,693
	12,447	PowerShares Senior Loan Portfolio	287,526
			1,947,840
		EQUITY FUNDS - 54.4%
	21,807	Global X SuperDividend ETF	450,969
	13,257	PowerShares S&P 500 BuyWrite Portfolio	281,844
	42,399	SPDR S&P Emerging Markets Dividend ETF	1,501,349
	20,988	Vanguard Global ex-U.S. Real Estate ETF	1,245,008
	11,493	Vanguard High Dividend Yield ETF	976,216
	22,203	Vanguard International High Dividend Yield ETF	1,488,711
	9,765	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	280,158
			6,224,255
		TOTAL EXCHANGE TRADED FUNDS (Cost $8,283,967)	8,457,409

		TOTAL INVESTMENTS - 74.0% (Cost $8,283,967) (a)	$8,457,409
		OTHER ASSETS IN EXCESS OF LIABILITIES - 26.0%	2,970,023
		TOTAL NET ASSETS - 100.0%	$11,427,432

ETF - Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,323,306 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$172,355
		Unrealized Depreciation:	(38,252)
		Net Unrealized Appreciation:	$134,103

See accompanying notes to financial statements.

QuantX Risk Managed Multi-Asset Total Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 82.3%
		COMMODITY FUNDS - 7.0%
	38,478	PowerShares DB Gold Fund	$1,606,072
	78,144	PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	1,359,706
			2,965,778
		DEBT FUNDS - 5.8%
	23,793	iShares 7-10 Year Treasury Bond ETF	2,430,931

		EQUITY FUNDS - 69.5%
	72,072	Energy Select Sector SPDR Fund	4,810,085
	187,308	Financial Select Sector SPDR Fund	5,407,582
	25,212	Guggenheim S&P 500 Equal Weight ETF	2,542,126
	131,934	iShares Core MSCI EAFE ETF	8,726,115
	17,556	SPDR S&P 500 ETF Trust	4,769,087
	42,207	VanEck Vectors Gold Miners ETF	901,119
	72,666	Wisdomtree Cboe S&P 500 Putwrite Strategy Fund	2,084,787
			29,240,901
		TOTAL EXCHANGE TRADED FUNDS (Cost $34,020,185)	34,637,610

		TOTAL INVESTMENTS - 82.3% (Cost $34,020,185) (a)	$34,637,610
		OTHER ASSETS IN EXCESS OF LIABILITIES - 17.7%	7,470,557
		TOTAL NET ASSETS - 100.0%	$42,108,167

ETF - Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,315,070 and differs from fair value by net unrealized appreciation of securities as follows:
		Unrealized Appreciation:	$829,416
		Unrealized Depreciation:	(506,876)
		Net Unrealized Appreciation:	$322,540

See accompanying notes to financial statements.

QuantX Risk Managed Real Return ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018
	Shares		Fair Value

		EXCHANGE TRADED FUNDS - 96.3%
		COMMODITY FUND - 18.5%
	6,756	PowerShares DB Gold Fund	$281,996
	60,690	PowerShares Optimum Yield Diversified Commodity Strategy No K-1 Portfolio	1,056,006
			1,338,002
		DEBT FUNDS - 15.4%
	744	iShares 7-10 Year Treasury Bond ETF	76,015
	9,306	iShares TIPS Bond ETF	1,041,528
			1,117,543
		EQUITY FUNDS - 62.4%
	36,810	Energy Select Sector SPDR Fund	2,456,699
	9,120	Global X Lithium & Battery Tech ETF	312,086
	17,682	iShares Global Infrastructure ETF	754,137
	16,734	Materials Select Sector SPDR Fund	997,848
			4,520,770
		TOTAL EXCHANGE TRADED FUNDS (Cost $6,859,850)	6,976,315

		TOTAL INVESTMENTS - 96.3% (Cost $6,859,850) (a)	$6,976,315
		OTHER ASSETS IN EXCESS OF LIABILITIES - 3.7%	269,489
		TOTAL NET ASSETS - 100.0%	$7,245,804

ETF - Exchange Traded Fund
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,879,991 and differs from fair value by net unrealized appreciation of securities as follows:
		Unrealized Appreciation:	$166,222
		Unrealized Depreciation:	(69,898)
		Net Unrealized Appreciation:	$96,324

See accompanying notes to financial statements.

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2018

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2018 for the Fund's assets and liabilities measured at fair value:

QuantX Dynamic Beta US Equity ETF
Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	$29,680,835	$ -	$ -	$29,680,835
Real Estate Investment Trust (REIT)	3,524,405	-	-	3,524,405
Total	$33,205,240	$ -	$ -	$33,205,240

QuantX Risk Managed Growth ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,094,439	$ -	$ -	$48,094,439
Total	$48,094,439	$ -	$ -	$48,094,439

QuantX Risk Managed Multi-Asset Income ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,457,409	$ -	$ -	$8,457,409
Total	$8,457,409	$ -	$ -	$8,457,409

QuantX Risk Managed Multi-Asset Total Return ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,637,610	$ -	$ -	$34,637,610
Total	$34,637,610	$ -	$ -	$34,637,610

QuantX Risk Managed Real Return ETF
Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$6,976,315	$ -	$ -	$6,976,315
Total	$6,976,315	$ -	$ -	$6,976,315

* Refer to the Portfolio of Investments for classifications

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Exchange Traded Fund Risk - Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

QuantX Funds
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2018

UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Risk Managed Growth ETF Fund currently seeks to achieve its investment objective by investing a portion of its assets in the QuantX Dynamic Beta US Equity ETF. The Fund may redeem its investment from the security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Risk Managed Growth ETF Fund may be directly affected by the performance of the QuantX Dynamic Beta US Equity ETF. The Financial Statements of the QuantX Dynamic Beta US Equity ETF can be found on the Securities and Exchange Commission’s website www.sec.gov. As of February 28, 2018 the percentage of the Risk Managed Growth ETF Fund’s net assets invested in the QuantX Dynamic Beta US Equity ETF was 58.35%.

The Risk Managed Real Return ETF currently seeks to achieve its investment objective by investing a portion of its assets in the Energy Select Sector SPDR Fund. The Fund may redeem its investment from the security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Risk Managed Real Return ETF may be directly affected by the performance of the Energy Select Sector SPDR Fund. The Financial Statements of the Energy Select Sector SPDR Fund can be found on the Securities and Exchange Commission’s website www.sec.gov . As of February 28, 2018 the percentage of the Risk Managed Real Return ETF's net assets invested in the Energy Select Sector SPDR Fund was 33.91%.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust IV

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 4/26/2018

By

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 4/26/2018